Pensions and Other Postretirement Benefits Contributions to Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to pension and other postretirement plans	$ 37.5	$ 55.4
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to pension and other postretirement plans	36.0	53.5
Other postretirement benefits, net of participant contributions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to pension and other postretirement plans	1.5	2.0
Qualified Plan | Pension Plan | UNITED STATES
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to pension and other postretirement plans	30.0	44.0
Nonqualified Plan | Pension Plan | UNITED STATES
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to pension and other postretirement plans	$ 6.0	$ 9.4